Warrant Liabilities (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)		$ 0.01
Trading days period		3 days
Fair value of the warrants liabilities (in Dollars)		$ 4,843,800
Public Warrants [Member]
Warrant Liabilities [Line Items]
Number of warrant issued (in Shares)		11,500,000
Exercise price (in Dollars per share)		$ 11.5
Warrant [Member]
Warrant Liabilities [Line Items]
Purchase ordinary share (in Shares)		1
Business Combination [Member]
Warrant Liabilities [Line Items]
Business combination		30 days
Business Combination [Member] | Public Warrants [Member]
Warrant Liabilities [Line Items]
Business combination		5 years
Minimum [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)		$ 0.1
Trading days period		20 days
Minimum [Member] | Public Shareholders Warrants [Member]
Warrant Liabilities [Line Items]
Trading days period		30 days
Maximum [Member]
Warrant Liabilities [Line Items]
Trading days period		30 days
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)		$ 10
Business combination		1 day
Redemption of warrants price per share (in Dollars per share)		$ 10
Trading days period		10 days
Final fair market value (in Dollars)		$ 0
Ordinary shares per warrant (in Dollars per share)		$ 0.361
Class A Ordinary Shares [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)		$ 18
Class A Ordinary Shares [Member] | Minimum [Member]
Warrant Liabilities [Line Items]
Trading days period		20 days
Class A Ordinary Shares [Member] | Maximum [Member]
Warrant Liabilities [Line Items]
Trading days period		30 days
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Redemption of warrants price per share (in Dollars per share)		$ 18
Class A Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Purchase ordinary share (in Shares)	8,990,123	1,903,848	772,305